Cover Page	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	Pathfinder Acquisition Corporation
Entity Central Index Key	0001839132
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false